Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 534,841	$ 688,040
Trade accounts receivable less allowance for doubtful accounts of $318,989 in 2013 and $328,893 in 2012	3,017,258	3,019,424
Accounts receivable from related parties	156,989	137,809
Inventories	1,076,566	1,036,809
Prepaid expenses and other current assets	915,544	937,761
Deferred tax asset, current	296,683	307,613
Total current assets	5,997,881	6,127,456
Property, plant and equipment, net	2,911,039	2,940,603
Intangible assets	690,348	710,116
Goodwill	11,439,985	11,421,889
Deferred tax asset, non-current	134,368	133,753
Equity Method Investments	601,427	637,373
Other assets	364,615	354,808
Total assets	22,139,663	22,325,998
Current liabilities:
Accounts payable	483,779	622,294
Accounts payable to related parties	141,499	123,350
Accrued expenses and other current liabilities	1,748,920	1,787,471
Short-term borrowings and other financial liabilities	119,985	117,850
Short-term borrowings from related parties	7,211	3,973
Current portion of long-term debt and capital lease obligations	563,224	334,747
Income tax payable, current	204,184	150,003
Deferred tax liability, current	33,499	30,303
Total current liabilities	3,302,301	3,169,991
Total long-term debt less current maturities	7,304,310	7,785,740
Other liabilities	326,785	294,569
Pension liabilities	421,917	423,361
Income tax payable, non-current	199,505	201,642
Deferred tax liability, non-current	633,075	664,001
Long term debt from related parties	56,303	56,174
Total liabilities	12,244,196	12,595,478
Noncontrolling interests subject to put provisions	551,402	523,260
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 7,066,522 shares authorized, 3,973,333 issued and outstanding	4,462	4,462
Common stock, no par value, 1.00 Euro nominal value, 385,396,450 shares authorized, 302,843,085 issued and outstanding	375,051	374,915
Additional paid-in capital	3,461,966	3,491,581
Retained earnings	5,789,160	5,563,661
Accumulated other comprehensive (loss)	(542,712)	(492,113)
Total Company shareholders' equity	9,087,927	8,942,506
Noncontrolling interests not subject to put provisions	256,138	264,754
Total equity	9,344,065	9,207,260
Total liabilities and equity	$ 22,139,663	$ 22,325,998